12. CALL/PUT OPTION: Schedule of assumptions for measurement of Fair value of the convertible debenture and the fair value of the call/put option (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Fair value of the convertible debenture
Share Price	$ 2.25	$ 2.95
Risk-free rate	0.13%	1.61%
Pharmaco Inc. enterprise value	$154.3 mm	$126.8 mm
MichiCann
Volatility	100.00%	90.00%
PharmaCo Inc
Volatility	210.00%	180.00%